Schedule of Property, Plant and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Equipment Schedule Of Property, Plant And Equipment 1		$ 6,630
Equipment Schedule Of Property, Plant And Equipment 2		1,380
Equipment Schedule Of Property, Plant And Equipment 3		4,534
Equipment Schedule Of Property, Plant And Equipment 4		3,554
Equipment Schedule Of Property, Plant And Equipment 5		(4,864)
Equipment Schedule Of Property, Plant And Equipment 6		(3,092)
Equipment Schedule Of Property, Plant And Equipment 7		6,300
Equipment Schedule Of Property, Plant And Equipment 8		1,842
Equipment Schedule Of Property, Plant And Equipment 1	11,630
Equipment Schedule Of Property, Plant And Equipment 2	6,630
Equipment Schedule Of Property, Plant And Equipment 3	4,534
Equipment Schedule Of Property, Plant And Equipment 4	4,534
Equipment Schedule Of Property, Plant And Equipment 5	16,164
Equipment Schedule Of Property, Plant And Equipment 6	11,164
Equipment Schedule Of Property, Plant And Equipment 7	(5,597)
Equipment Schedule Of Property, Plant And Equipment 8	(4,864)
Equipment Schedule Of Property, Plant And Equipment 9	10,567
Equipment Schedule Of Property, Plant And Equipment 10	$ 6,300